Income Taxes - Provision for Income Taxes (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)		$ 1,639	$ 276		$ (13)
Deferred Tax Expense (Recovery)		642	452		(838)
Total Tax Expense (Recovery) From Operations		2,281	728	[1]	(851)	[1]
Canada
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)		1,252	104		(14)
Deferred Tax Expense (Recovery)	$ 106
United States
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)		104	0		1
Deferred Tax Expense (Recovery)	$ 217
Asia Pacific
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)		262	171		0
Other International
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)		$ 21	$ 1		$ 0

[1]	See Note 3X for revisions to prior period results.